ULTIMUS
Your Fund Matters

July 25, 2012

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Investment House Funds
(formerly The GKM Funds)
File Nos. 333-71402; 811-10529

Ladies and Gentleman:

We are electronically filing via EDGAR, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, preliminary copies of proxy materials, including a Shareholder Letter, Notice of Special Meeting, Proxy Statement and form of Proxy, to be furnished to shareholders of The Investment House Growth Fund (formerly the GKM Growth Fund), a series of The Investment House Funds, in connection with the Special Meeting of Shareholders scheduled to be held in October 2012.

If you have any questions or comments concerning the enclosed, please telephone the undersigned at (513) 587-3406.

Very truly yours,

/s/ Wade Bridge

Wade Bridge
Director – Fund Administration

Ultimus Fund Solutions, LLC	225 Pictoria Drive, Suite 450	Phone: 513-587-3400
www.ultimusfundsolutions.com	Cincinnati, Ohio 45246	Fax: 513-587-3437